Segmented Information - Schedule of Operating Segments (Parenthetical) (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Gold interests [member]
Disclosure of operating segments [line items]
Percentage of sales	10.00%	10.00%	10.00%	10.00%
Silver interests [member]
Disclosure of operating segments [line items]
Percentage of sales	10.00%	10.00%	10.00%	10.00%